Document and Entity Information	Sep. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001988280
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	MANULIFE PRIVATE CREDIT FUND
Entity Incorporation State Country Code	DE
Entity File Number	814-01664
Entity Tax Identification Number	92-3968552
Entity Address, Address Line One	200 Berkeley Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	663-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false